Earnings Per Share - Calculation of diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Diluted earnings per share
Profit attributable to the Parent	€ 156,920	€ 42,318		€ 185,035
Weighted average number of ordinary shares outstanding (diluted)	679,916,715	677,101,992		679,292,729
Diluted earnings per share (Euros per share)	€ 0.23	€ 0.06	[1]	€ 0.27	[1]
Previously stated
Diluted earnings per share
Diluted earnings per share (Euros per share)		€ 0.09		€ 0.31

[1]	Restated figures (Note 2.d)